HEDGE ACCOUNTING - Textual (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Nov. 02, 2016 USD ($)	Dec. 21, 2015 USD ($)
Disclosure of detailed information about hedges [line items]
Other financial liabilities, hedge net foreign investment	$ 275	$ 245
Hedging instrument, liabilities	55,813	56,627		$ 500
Hedging instrument, assets	44,248	156,220
Reclassification adjustments on cash flow hedges, net of tax	16,859	34,183	$ 20,066
Intra group liability
Disclosure of detailed information about hedges [line items]
Gains (losses) on exchange differences of intra group liability	$ 73,708
Bottom of range [member]
Disclosure of detailed information about hedges [line items]
Percentage of hedging effectiveness	80
Top of range [member]
Disclosure of detailed information about hedges [line items]
Percentage of hedging effectiveness	125
BAC Holding International Corp and Multi Financial Holding [member]
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets					$ 500
Hedges of net investment in foreign operations | BAC Holding International Corp and Multi Financial Holding [member]
Disclosure of detailed information about hedges [line items]
Bonds issued designated as hedging instruments	$ 1,486	2,067
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	$ 7,943	$ 4,345
Cash flow hedges | Banco de Bogota S.A.
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities				$ 500